Employee costs and share plans for employees - AstraZeneca UK All Employee Share Plan and Bonus Plan (Details) - AstraZeneca UK All Employee Share Plan - United Kingdom	12 Months Ended
Dec. 31, 2022 GBP (£) shares
Share plans
Number of shares awarded for every four shares purchased | shares	1
Maximum
Share plans
Monthly investment per individual participant to purchase partnership shares at current market value | £	£ 150